European Union's Emissions Trading System (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
European Union Emissions Trading System, Liability for Emissions Allowances, Current	$ 28,645		$ 28,645
European Union Emissions Trading System, Emissions Allowances, Uncollected, Current	31,889		31,889		$ 17,385
European Union Emissions Trading System Emissions Allowances Obligation			51,371
European Union Emissions Trading System, Liability for Emissions Allowances, Non Current	22,726		22,726
European Union Emissions Trading System Emissions Allowances, Purchased	1,542		1,542		5,444
European Union Emissions Trading System Emissions Allowances, Received	1,993		1,993		7,174
European Union Emissions Trading System Emissions Allowances, Current	7,584		7,584		4,049
European Union Emissions Trading System, Emissions Allowances, Expense	13,477	$ 7,468	22,840	$ 13,025
European Union Emissions Trading System, Emissions Allowances, Income	10,664	5,097	18,629	8,883
European Union Emissions Trading System, Emissions Allowances, Remeasurement Expense	$ 664	$ 715	$ 576	$ 694
Accrued Liabilities [Member]
European Union Emissions Trading System, Liability for Emissions Allowances, Current					$ 28,477